Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Parenthetical) (Details) - £ / shares	Jun. 30, 2023	Dec. 31, 2022
Deferred Shares
Class of Stock [Line Items]
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred Shares One
Class of Stock [Line Items]
Deferred shares, par value	£ 100,000	£ 100,000